General	12 Months Ended
Dec. 31, 2025
General [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	A general description of the Company and its activity:

XTL Biopharmaceuticals Ltd. (the “Company”) was established as a biopharmaceutical company engaged in the acquisition and development of pharmaceutical drugs for the treatment of autoimmune diseases. The Company was incorporated under the Israeli Companies Law on March 9, 1993. The registered office of the Company is located at 85 Medinat Hayehudim Street, Hertzlia, Israel.

The Company’s American Depository Shares (“ADSs”) are listed for trading on the Nasdaq Capital Market (“Nasdaq”) and its ordinary shares are traded on the Tel-Aviv Stock Exchange (“TASE”).

During 2024 the Company expanded into the artificial intelligence, or AI, data collection industry after completing in August 2024 the acquisition of 100% of the share capital of The Social Proxy Ltd., or the Social Proxy, an innovating and leading AI web data company, developing and powering, a unique ethical, IP based, proxy data extraction platform for AI and business intelligence, or BI, applications at scale, see also Note 5. Effective January 1, 2025, the Company lost control of The Social Proxy (TSP) because it ceased to hold substantive control in accordance with IFRS 10. Accordingly, the Company ceased to consolidate the financial statements of TSP as of that date, and this activity was classified as a discontinued operation in accordance with the provisions of IFRS 5. See also Note 5 and Note 6.

As of December 31, 2025, the Company has a wholly-owned subsidiary, Xtepo Ltd. (“Xtepo”), incorporated in Israel.

The Company and Xtepo are heretofore referred to as “the Group”.

In March 2025, the Company entered into a definitive exclusive sublicense agreement for its novel synthetic peptide, hCDR1 with Biossil Inc., a company incorporated under the laws of Canada (“Biossil”).

b.	Going concern:

Since its inception, the Company has incurred significant losses and negative cash flows from operations, resulting in an accumulated deficit of $165,632 thousand as of December 31, 2025. The Company has financed its operations primarily through equity fundraising from various investors.

The Company’s management expects that the Company will continue to incur losses and negative cash flows from operations for the foreseeable future. The Company’s strategy is premised on exogenous growth through mergers, acquisitions, and other business combinations, the execution of which depends on the Company’s ability to raise new capital. Moreover, the pursuit of mergers, acquisitions, and similar business combinations is inherently capital-intensive, typically entailing substantial expenditures on financial, legal, and other professional advisory services in connection with due diligence, structuring, and execution, irrespective of whether any such transaction is ultimately consummated. Based on its current expected level of operating expenditures, the Company’s cash resources as of December 31, 2025, of approximately $76 thousand, will not be sufficient to fund its operations and planned strategic activities for a period of at least twelve months from the end of the reporting period.

The Company’s ability to continue as a going concern is therefore dependent on its success in securing sufficient additional financing — through the issuance of equity securities, debt, or other capital inflows — to both sustain its ongoing operations and execute its acquisition-driven growth strategy. There can be no assurance that such funding will be available when needed, on terms acceptable to the Company, or at all. Should the Company be unable to obtain adequate financing, it may be required to curtail or cease its operations.

These factors, individually and in the aggregate, raise substantial doubt about the Company’s ability to continue as a going concern.

The financial statements do not include any adjustments to the measurement or presentation of assets and liabilities that may be required should the Company be unable to continue as a going concern.

c.	In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s security cabinet declared war against Hamas and commenced a military campaign against Hamas. In addition, since the commencement of these events, there have been continued hostilities along Israel’s northern border with Lebanon (with the Hezbollah terror organization), Israel’s southern border with the Gaza Strip (with the Hamas terrorist organization) and on other fronts from various extremist groups in region, such as the Houthis in Yemen and various rebel militia groups in Syria and Iraq. Further, on April 13, 2024, and on October 1, 2024, Iran launched a series of drone and missile strikes against Israel. As of December 31, 2025, a ceasefire agreement has been reached between Israel the Hezbollah terror organization in Lebanon. To date the Company’s operations and financial results have not been materially affected. Since the war broke out in October 2023, the Company’s operations have not been adversely affected by this situation, and it has not experienced disruptions to its clinical studies. As such, its clinical and business development activities remain on track. However, the intensity and duration of Israel’s current war against Hamas and Hezbollah is difficult to predict at this stage, as are such war’s economic implications on its business and operations and on Israel’s economy in general. If the ceasefire declared collapses or a new war commences or hostilities expand to other fronts, its operations may be adversely affected.

d.	Definitions:

“Related party” - as the term is defined in IAS 24, “Related Party Disclosures” (“IAS 24”).

e.	Approval of financial statements:

These financial statements were approved by the Company’s Board of Directors (“BoD”) on June 30, 2026.